UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    1346049 Ontario Limited
Address: 22 St. Clair Avenue East, 18th Floor
         Toronto, Ontario, Canada  M4T 2S3

13F File Number:  028-11017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randall Abramson
Title:     President
Phone:     416-956-9330

Signature, Place, and Date of Signing:

  /s/  Randall Abramson     Toronto, Ontario, Canada     January 20, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $48,611 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108     4218    99980 SH       DEFINED                     0    99980        0
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106     3503   229100 SH       DEFINED                     0   229100        0
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106     1842   736600 SH  CALL DEFINED                     0   736600        0
APPLE INC                      COM              037833100     7203    17784 SH       DEFINED                     0    17784        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      537     7035 SH       DEFINED                     0     7035        0
BEST BUY INC                   COM              086516101      656    28050 SH       DEFINED                     0    28050        0
CENTRAL GOLDTRUST              TR UNIT          153546106      381     6420 SH       DEFINED                     0     6420        0
CISCO SYS INC                  COM              17275R102      505    27920 SH       DEFINED                     0    27920        0
CORNING INC                    COM              219350105      184    14200 SH       DEFINED                     0    14200        0
DELL INC                       COM              24702R101    18794  1284650 SH       DEFINED                     0  1284650        0
DELL INC                       COM              24702R101       91   121000 SH  CALL DEFINED                     0   121000        0
HEWLETT PACKARD CO             COM              428236103        0    28600 SH  CALL DEFINED                     0    28600        0
JOHNSON & JOHNSON              COM              478160104      136    17700 SH  CALL DEFINED                     0    17700        0
JOHNSON & JOHNSON              COM              478160104      718    10945 SH       DEFINED                     0    10945        0
KKR & CO L P DEL               COM UNITS        48248M102      167    13000 SH       DEFINED                     0    13000        0
LOWES COS INC                  COM              548661107      467    18400 SH       DEFINED                     0    18400        0
MICROSOFT CORP                 COM              594918104     1833    70590 SH       DEFINED                     0    70590        0
MICROSOFT CORP                 COM              594918104     1375   525300 SH  CALL DEFINED                     0   525300        0
NEW GOLD INC CDA               COM              644535106     1016    99955 SH       DEFINED                     0    99955        0
NORTHERN DYNASTY MINERALS LT   COM NEW          66510M204      535    87877 SH       DEFINED                     0    87877        0
ORACLE CORP                    COM              68389X105      305    11900 SH       DEFINED                     0    11900        0
PFIZER INC                     COM              717081103      407    18800 SH       DEFINED                     0    18800        0
POTASH CORP SASK INC           COM              73755L107      488    11710 SH       DEFINED                     0    11710        0
RADIOSHACK CORP                COM              750438103        0    15500 SH  CALL DEFINED                     0    15500        0
STUDENT TRANSN INC             COM              86388A108     2204   339676 SH       DEFINED                     0   339676        0
SYMANTEC CORP                  COM              871503108      174    11100 SH       DEFINED                     0    11100        0
TALBOTS INC                    COM              874161102      353   132800 SH       DEFINED                     0   132800        0
WAL MART STORES INC            COM              931142103      519     8680 SH       DEFINED                     0     8680        0